Provisions	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory
Note 15

Provisions and contingent liabilities
a) Provisions and contingent liabilities
The table below presents an overview of total provisions

and contingent liabilities.

USD m 30.6.23 31.3.23 31.12.22
Provisions related to expected credit losses (IFRS 9, Financial instruments )
1
367 214 201
Provisions related to Credit Suisse loan commitments (IFRS

3,
Business Combinations )
2
4,400
Provisions related to litigation, regulatory and similar matters

(IAS 37 Provisions, Contingent Liabilities and Contingent Assets)
6,126 3,306 2,586
Acquisition-related contingent liabilities (IFRS 3, Business Combinations )
2
2,992
Other provisions 1,044 416 456
Total provisions and contingent liabilities 14,929 3,937 3,243 of which: Credit Suisse
2
11,071
1 Refer to Note 8c for more information.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
The following

table presents

additional information

for Provisions

related to

litigation, regulatory

and similar

matters
and other provisions.

USD m
Litigation,
regulatory and
similar matters
1
Other
2
Total
Balance as of 31 December 2022 2,586 456 3,042
Balance as of 31 March 2023 3,306 416 3,723
Provisions recognized upon acquisition of Credit Suisse 2,838 707 3,545
Increase in provisions recognized in the income statement 70 41 111
Release of provisions recognized in the income statement (1) (8) (9)
Provisions used in conformity with designated purpose (90) (126) (216)
Foreign currency translation and other movements 3 2 14 16
Balance as of 30 June 2023 6,126 1,044 7,170
of which: Credit Suisse
4
2,837 649 3,487
1 Consists of provisions

for losses resulting

from legal, liability

and compliance risks.

2 Mainly includes

provisions related to

onerous contracts,

real estate and

employee benefits.

3 Other movements include
capitalized reinstatement costs and unwinding of discount.

4 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
Information about provisions and

contingent liabilities in respect of

litigation, regulatory and similar matters,

as a
class,

is

included

in

Note

15b.

There

are

no

material

contingent

liabilities

associated

with

the

other

classes

of
provisions.